Events after the reporting date	12 Months Ended
Dec. 31, 2020
Events after the reporting period
Events after the reporting period	NOTE 26: EVENTS AFTER THE REPORTING PERIOD On January 25, 2021, the last barge of the six liquid barges was delivered.